Condensed Consolidated Balance Sheets (Parentheticals) (Unaudited)	Jun. 30, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Common units issued	77,359,163	71,034,163
Common units outstanding	77,359,163	71,034,163
General Partners, Units issued	1,578,763	1,449,681
General Partners, Units outstanding	1,578,763	1,449,681